Segment data (Segment Operating Results and Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net revenues
Sales to external customers	¥ 29,929,992	¥ 30,225,681	¥ 29,379,510
Total net revenues	29,929,992	30,225,681	29,379,510
Operating expenses	27,487,123	27,758,136	26,979,648
Operating income	2,442,869	2,467,545	2,399,862
Assets	52,680,436	51,936,949	50,308,249
Investment in equity method investees	4,090,790	3,313,703	3,162,711
Depreciation expenses	1,605,383	1,792,375	1,734,033
Capital expenditure	3,603,232	3,738,887	3,598,707
Inter-segment Elimination
Net revenues
Inter-segment sales and transfers	(628,631)	(683,320)	(681,556)
Total net revenues	(628,631)	(683,320)	(681,556)
Operating expenses	(630,316)	(683,622)	(683,925)
Operating income	1,685	302	2,369
Assets	7,043,760	7,967,602	8,019,941
Investment in equity method investees	137,362	85,675	96,415
Capital expenditure	14,818	(13,163)	(11,667)
Automotive | Operating Segments
Net revenues
Sales to external customers	26,834,485	27,034,492	26,347,229
Inter-segment sales and transfers	29,029	44,585	50,711
Total net revenues	26,863,514	27,079,077	26,397,940
Operating expenses	24,811,168	25,040,193	24,386,805
Operating income	2,052,346	2,038,884	2,011,135
Assets	18,754,728	17,799,376	17,054,209
Investment in equity method investees	3,711,151	3,215,856	3,054,583
Depreciation expenses	824,777	997,312	976,735
Capital expenditure	1,454,142	1,520,366	1,381,122
Financial Services | Operating Segments
Net revenues
Sales to external customers	2,170,243	2,120,343	1,959,234
Inter-segment sales and transfers	20,316	33,204	57,774
Total net revenues	2,190,559	2,153,547	2,017,008
Operating expenses	1,898,376	1,830,726	1,731,462
Operating income	292,183	322,821	285,546
Assets	24,858,837	24,044,700	23,055,981
Investment in equity method investees	61,852	12,172	11,713
Depreciation expenses	743,710	758,847	723,061
Capital expenditure	2,062,718	2,165,609	2,166,805
All Other | Operating Segments
Net revenues
Sales to external customers	925,264	1,070,846	1,073,047
Inter-segment sales and transfers	579,286	605,531	573,071
Total net revenues	1,504,550	1,676,377	1,646,118
Operating expenses	1,407,895	1,570,839	1,545,306
Operating income	96,655	105,538	100,812
Assets	2,023,111	2,125,271	2,178,118
Investment in equity method investees	180,425
Depreciation expenses	36,896	36,216	34,237
Capital expenditure	¥ 71,554	¥ 66,075	¥ 62,447